UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6839
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2020

Date of reporting period:  April 30, 2020

Item 1. Reports to Stockholders.

Equable Shares Large Cap Fund

Institutional Class	EQLIX

Semi-Annual Report
April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.equableshares.com/funds), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-888-898-2024 or by sending an email request to service@equableshares.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-898-2024 or send an email request to service@equableshares.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

EQUABLE SHARES LARGE CAP FUND

Fund Performance

During the six-month period of November 1, 2019 – April 30, 2020, the Equable Shares Large Cap Fund (the “Fund”) returned -5.14%, while the S&P 500 Index (the “Index”) returned -3.16%.

Performance Discussion

The Fund maintains a long position in the SPDR S&P 500 ETF (“SPY”), an exchange traded fund (“ETF”) that tracks the S&P 500 Index. Simultaneously, the Fund writes fully covered call options against SPY, the underlying security.

The Fund seeks to generate income through a combination of call option premium and SPY dividends. Since the Fund typically writes call options with a strike price at- or near-the-money, returns are expected to be capped in a rising market while providing some level of hedge in a declining market.

The six-month period ending April 30, 2020 started strong, as the Index gained 6.63% during the initial months of November and December 2019. Meanwhile, the Fund gained 1.95%, with underperformance driven by capped upside participation in a rising market. Options positions were reset in late December. After a relatively flat January, the Index fell 19.42% during the period of February through March, and the Fund declined by 12.60% over the same period. Outperformance was driven by options positions that helped mitigate losses. Options positions were again reset in March, which explains limited participation in the April recovery, when the Index gained 12.70% and the Fund gained 6.47%.

In summary, the Fund performed as expected, as it capped upside participation in rising markets and mitigated losses in negative markets.

Looking Forward

While we do not offer views on market direction, our expectation is for a continuation of heightened levels of market volatility driven by uncertainty around the Coronavirus, global growth and upcoming elections. The Fund may potentially benefit from increased levels of volatility, which should generate larger amounts of call premium.

Our primary goal is to reward long-term investors with a degree of risk management in a range of market environments.

Thanks,

Ron Santella
CEO

EQUABLE SHARES LARGE CAP FUND

Past performance is not a guarantee of future results.

Must be preceded or accompanied by a current prospectus.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please see the Schedule of Investments for a complete list of Fund holdings.

The S&P 500 Index is a widely-used benchmark generally used to measure the performance of the US Stock Market, represented by 500  companies in the US with large market capitalizations.

A covered call is an options strategy characterized by a long position in a security and a short (sold) call option on the security. Writing covered call options provides cash flow from option premiums and reduces the impact of market volatility on the Fund’s investment portfolio. A call option gives the buyer the right to purchase a security from the writer of the option at a specified price (the “strike price”) prior to a certain date (the “expiration date”) in exchange for cash paid to the writer on the day the option is written (the “premium”). A written call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, the Fund receives cash in the form of the premium in exchange for giving up a portion of the future upside gains from the underlying security. In addition, a covered call option partially hedges against declines in the price of the underlying security, to the extent of the premium the Fund receives. Writing covered call options helps to mitigate declines in the Fund’s portfolio of equity securities, though it limits the Fund’s ability to profit from increases in the value of the Fund’s portfolio of equity securities.

An “at-the-money” call option has a strike price equivalent to the market price, whereas an “out-of-the-money” call option has a strike price greater than the market price. A “near-the-money” call option has a strike price is within 3% of the market price.

Mutual fund investing involves risk. Principal loss is possible. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. It is possible in certain situation that the use of derivatives (such as options) may have the effect of increasing the volatility of the Fund’s portfolio. The Fund invests in derivatives for hedging and non-hedging purposes. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the security or other instrument underlying the option that the writer must purchase or deliver upon exercise of the option. Writing covered calls may limit the Fund’s ability to participate in price increases of the underlying securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks overtime. In addition, the Fund’s ability to sell the underlying securities will be limited while the option is in effect. The Fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Investing in a non-diversified mutual fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a non-diversified fund. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. The Fund may invest in shares of investment companies, including ETFs. The risks of investment in these securities typically reflect the risks of the types of instruments in which the investment company invests. When the Fund invests in investment company securities shareholders of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses.

Equable Shares Funds are distributed by Quasar Distributors, LLC.

EQUABLE SHARES LARGE CAP FUND

Expense Example (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

				Expenses Paid
	Annualized Net	Beginning	Ending	During Period(1)
	Expense Ratio	Account Value	Account Value	(11/1/2019 to
Institutional Class	(4/30/2020)	(11/1/2019)	(4/30/2020)	4/30/2020)
Actual(2)	1.20%	$1,000.00	$ 948.60	$5.81
Hypothetical (5% annual return before expenses)	1.20%	$1,000.00	$1,018.90	$6.02

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 182/366 to reflect its six-month period.
(2)	Based on the actual returns for the period from November 1, 2019 through April 30, 2020, of -5.14%.

EQUABLE SHARES LARGE CAP FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
April 30, 2020

(1)	Data expressed excludes written options. Please refer to the Schedule of Investments and Schedule of Written Options for more details on the Fund’s individual holdings.

EQUABLE SHARES LARGE CAP FUND

Schedule of Investments (Unaudited)
April 30, 2020

	Shares	Value
EXCHANGE TRADED FUNDS – 95.19%
SPDR S&P 500 ETF Trust (a)(b)	150,000	$43,572,000
Total Exchange Traded Funds
(Cost $41,070,847)		43,572,000

	Contracts (c)
PURCHASED OPTIONS – 0.82%
Purchased Put Options – 0.82%
SPDR S&P 500 ETF Trust (a)
Expiration: June 2020, Exercise Price: $265.00	600	375,900
Total Purchased Options
(Cost $397,265)		375,900

	Shares
SHORT TERM INVESTMENTS – 11.00%
First American Government Obligations Fund, Class X, 0.25% (d)	5,035,283	5,035,283
Total Short Term Investments
(Cost $5,035,283)		5,035,283

Total Investments
(Cost $46,503,395) – 107.01%		48,983,183
Liabilities in Excess of Other Assets – (7.01)%		(3,210,080)
Total Net Assets – 100.00%		$45,773,103

ETF – Exchange Traded Fund
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

(c)	100 shares per contract.
(d)	The rate quoted is the annualized seven-day effective yield as of April 30, 2020.

The accompanying notes are an integral part of these financial statements.

EQUABLE SHARES LARGE CAP FUND

Schedule of Written Options (Unaudited)
April 30, 2020

	Contracts (a)	Notional Amount	Value
WRITTEN OPTIONS
Written Call Options
SPDR S&P 500 ETF Trust
Expiration: June 2020, Exercise Price: $260.00	(500)	$(14,524,000)	$(1,789,000)
Expiration: June 2020, Exercise Price: $290.00	(1,000)	(29,048,000)	(1,334,500)
			(3,123,500)
Written Put Options
SPDR S&P 500 ETF Trust
Expiration: June 2020, Exercise Price: $245.00	(600)	(17,428,800)	(197,400)
			(197,400)
Total Written Options
(Premiums received $2,743,360)			$(3,320,900)

ETF – Exchange Traded Fund
(a)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

EQUABLE SHARES LARGE CAP FUND

Statement of Assets and Liabilities (Unaudited)
April 30, 2020

ASSETS:
Investments, at value (Cost $46,503,395)	$48,983,183
Deposits at brokers for written option contracts	118,298
Receivable for capital shares sold	32,975
Interest receivable	1,709
Prepaid expenses and other receivables	15,501
Total assets	49,151,666

LIABILITIES:
Written option contracts, at value (Premiums received $2,743,360)	3,320,900
Payable to Adviser	13,210
Payable for fund administration and fund accounting fees	18,002
Payable for audit fees	8,702
Payable for transfer agent fees	5,540
Payable for trustees’ fees	2,939
Payable for compliance fees	2,001
Payable for custodian fees	979
Accrued expenses and other liabilities	6,290
Total liabilities	3,378,563

NET ASSETS	$45,773,103

NET ASSETS CONSIST OF:
Paid-in capital	$48,000,470
Total distributable earnings	(2,227,367)
Total net assets	$45,773,103

Institutional
Class Shares
Net assets	$45,773,103
Shares issued and outstanding(1)	4,557,229
Net asset value, and offering price per share	$10.04

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

EQUABLE SHARES LARGE CAP FUND

Statement of Operations (Unaudited)
For the Period Ended April 30, 2020

INVESTMENT INCOME:
Dividend income	$311,014
Interest income	18,803
Total investment income	329,817

EXPENSES:
Investment advisory fees (See Note 3)	140,315
Fund administration and fund accounting fees (See Note 3)	48,162
Transfer agent fees (See Note 3)	15,481
Legal fees	13,918
Audit fees	8,702
Sub-transfer agent fees	7,539
Trustees’ fees (See Note 3)	6,123
Compliance fees (See Note 3)	6,091
Federal and state registration fees	4,869
Reports to shareholders	3,686
Custodian fees (See Note 3)	2,916
Other	4,488
Total expenses before reimbursement	262,290
Less: Expense reimbursement by Adviser (See Note 3)	(37,785)
Net expenses	224,505
NET INVESTMENT INCOME	105,312

REALIZED AND CHANGE IN UNREALIZED LOSS ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(4,460,540)
Written option contracts expired or closed	516,972
Net realized loss	(3,943,568)
Net change in unrealized appreciation (depreciation) on:
Investments	1,571,763
Written option contracts	(546,084)
Net change in unrealized appreciation	1,025,679
Net realized and change in unrealized loss on investments	(2,917,889)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,812,577)

The accompanying notes are an integral part of these financial statements.

EQUABLE SHARES LARGE CAP FUND

Statement of Changes in Net Assets

	For the
	Six Months Ended	For the
	April 30, 2020	Period Ended
	(Unaudited)	October 31, 2019(1)
OPERATIONS:
Net investment income	$105,312	$56,241
Net realized loss on investments and written option
contracts expired or closed	(3,943,568)	(217,662)
Net change in unrealized appreciation (depreciation)
on investments and written option contracts	1,025,679	876,569
Net increase (decrease) in net assets resulting from operations	(2,812,577)	715,148

DISTRIBUTIONS TO SHAREHOLDERS: (See Note 4)
Net investment income	(129,938)	—
Total Distributions to Shareholders	(129,938)	—

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	25,226,924	22,773,546

NET INCREASE IN NET ASSETS	22,284,409	23,488,694

NET ASSETS:
Beginning of period	23,488,694	—
End of period	$45,773,103	$23,488,694

(1)	Inception date of the Fund was June 1, 2019.
(2)	A summary of capital share transactions is as follows:

	For the Six Months Ended
	April 30, 2020		For the Period Ended
	(Unaudited)		October 31, 2019(1)
SHARE TRANSACTIONS:	Shares	Amount	Shares	Amount
Institutional Class:
Issued	2,358,893	$25,324,122	2,209,908	$22,781,691
Issued to holders in
reinvestment of dividends	9,318	100,358	—	—
Redeemed	(20,111)	(197,556)	(779)	(8,145)
Net increase in Institutional Class	2,348,100	$25,226,924	2,209,129	$22,773,546

The accompanying notes are an integral part of these financial statements.

EQUABLE SHARES LARGE CAP FUND

Financial Highlights

	For the
	Six Months Ended	For the Period
	April 30, 2020	Inception through
	(Unaudited)	October 31, 2019(1)
Institutional Class

PER SHARE DATA(2):
Net asset value, beginning of period	$10.63	$10.00

INVESTMENT OPERATIONS:
Net investment income(3)(4)	0.03	0.05
Net realized and unrealized gains (losses) on investments	(0.57)	0.58
Total from investment operations	(0.54)	0.63

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.05)	—
Total from distributions	(0.05)	—
Net asset value, end of period	$10.04	$10.63

TOTAL RETURN(5)	-5.14%	6.30%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$45,773	$23,489
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)(7)	1.40%	2.85%
After expense reimbursement(6)(7)	1.20%	1.20%
Ratio of net investment income to average net assets(6)	0.56%	1.05%
Portfolio turnover rate(5)(8)	79%	0.04%

(1)	Inception date of the Fund was June 1, 2019.
(2)	For an Institutional Class share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.  The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
These ratios exclude the impact of expenses of the underlying funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(8)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments).  The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

EQUABLE SHARES LARGE CAP FUND

Notes to the Financial Statements (Unaudited)
April 30, 2020

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Equable Shares Large Cap Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The primary investment objective of the Fund is to seek income and capital preservation. The Fund commenced operations on June 1, 2019. The Fund’s investment adviser, Teramo Advisors, LLC (the “Adviser”) is responsible for providing management oversight, investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing, and operations services to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series of the Trust.

The Fund offers one share class, Institutional Class. Institutional Class shares have no front-end sales load, no deferred sales charge, and no redemption fee. Institutional Class shares are not subject to a distribution or shareholder servicing fees.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

EQUABLE SHARES LARGE CAP FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

Exchange traded options and Flexible Exchange® options (“FLEX Options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

EQUABLE SHARES LARGE CAP FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$43,572,000	$—	$—	$43,572,000
Purchased Options	—	375,900	—	375,900
Short Term Investments	5,035,283	—	—	5,035,283
Total	$48,607,283	$375,900	$—	$48,983,183
Liabilities
Written Call Options	$—	$(3,320,900)	$—	$(3,320,900)
Total	$—	$(3,320,900)	$—	$(3,320,900)

As of the period ended April 30, 2020, the Fund did not hold any level 3 securities, nor were there any transfers into or out of Level 3.

B.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

C.  Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 K. for further derivative disclosures and Note 2 H. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

D.  Flex Options – FLEX Options are customized option contracts available through the CBOE that are guaranteed for settlement by The Options Clearing Corporation (“OCC” or the “Clearinghouse”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts.

EQUABLE SHARES LARGE CAP FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

E.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

F.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

G.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

H.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

I.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

J.  Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

K.  Derivatives– The Fund may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 6 for further derivative disclosure.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the period ended April 30, 2020, the Fund’s average derivative volume is described below:

	Average	Average
	Quantity	Notional Value
Purchased Option Contracts	100	$2,904,800
Written Option Contracts	1,217	$37,051,421

EQUABLE SHARES LARGE CAP FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

Statement of Assets and Liabilities

Fair values of derivative instruments as of April 30, 2020:

	Statement of Assets and	Fair Value
	Liabilities Location	Assets	Liabilities
Purchased Option Contracts	Purchased option contracts,
Equity	at value	$375,900	$—
Total fair value of derivative instruments		$375,900	$—
Written Option Contracts	Written option contracts,
Equity	at value	$—	$(3,320,900)
Total fair value of derivative instruments		$—	$(3,320,900)

Statement of Operations

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2020:

Amount of Realized Gain (Loss) on Derivatives
	Purchased	Written
	Option	Option
Derivatives	Contracts*	Contracts	Total
Equity Contracts	$(715,269)	$516,972	$(198,297)
Total	$(715,269)	$516,972	$(198,297)

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased	Written
	Option	Option
Derivatives	Contracts**	Contracts	Total
Equity Contracts	$(21,365)	$(577,540)	$(598,905)
Total	$(21,365)	$(577,540)	$(598,905)

*	The amounts disclosed are included in the realized gain(loss) on investments.
**	The amounts disclosed are included in the net change in unrealized appreciation (depreciation) on investments.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee in accordance with the breakpoint annual advisory fee schedule below based on the average daily net assets of the Fund:

AUM Range (in millions)	Management Fee
Less than $250	0.75%
Between $250 and $500	0.70%
Greater than $500	0.65%

The Fund’s Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding any acquired fund fees and expenses, front-end or contingent deferred loads, dividends and interest on short positions, taxes,

EQUABLE SHARES LARGE CAP FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

interest, brokerage fees (including commissions, mark-ups and mark-downs) and other transactional expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.20% of the Fund’s average daily net asset value. Fees waived and reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three-year basis (i.e. within 36 months after the fees have been waived or reimbursed) not to exceed the expense limitation in place at the time such amounts were waived or reimbursed. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board and the Adviser.

Waived fees and reimbursed expenses subject to potential recovery within the year of expiration are as follows:

Expiration	Amount
10/31/2022	$88,255
04/30/2023	$37,785

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the chief compliance officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended April 30, 2020 are disclosed in the Statement of Operations.

During the period November 1, 2019 through March 31, 2020, Quasar Distributors, LLC (“Quasar”), an affiliate of the Administrator, served as the Fund’s distributor and principal underwriter in the continuous public offering of the Fund’s shares before being acquired by Foreside Financial Group, LLC (“Foreside”).  A Trustee of the Trust also was an interested person of Quasar during that period.  Effective March 31, 2020, Foreside acquired Quasar, the Fund’s distributor, from U.S. Bancorp.  As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp.  The Board has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.  The same trustee as disclosed above remains an affiliate with Fund Services and the Custodian.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of, and during the period ended October 31, 2019 the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

EQUABLE SHARES LARGE CAP FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

At October 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

Tax Cost of Investments	$23,185,349
Gross unrealized appreciation	$928,140
Gross unrealized depreciation	(51,571)
Net unrealized appreciation	876,569
Undistributed ordinary income	56,241
Undistributed long-term capital gains	—
Other accumulated losses	(217,662)
Total distributable earnings	$715,148

As of October 31, 2019, the Fund $217,662 in short-term capital loss carryovers which will be permitted to be carried over for an unlimited period A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable period ended October 31, 2019, the Fund does not plan to defer any qualified late year losses.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

The tax character of distributions paid for the period ended April 30, 2020 was as follows:

			Total
	Ordinary	Long-Term	Distributions
	Income*	Capital Gain	Paid
4/30/2020	$129,938	$—	$129,938

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

There were no distributions made by the Fund during the period ended October 31, 2019.

5.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended April 30, 2020, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$51,414,627	$28,440,233

EQUABLE SHARES LARGE CAP FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

6.  OFFSETTING ASSETS AND LIABILITIES

During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. As of April 30, 2020, the Fund did not enter into any netting agreements which would require any portfolio securities to be netted.

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments*	Pledged	Amount
Liabilities:
Description
Written Option Contracts	$3,320,900	$ —	$3,320,900	$ —	$3,320,900	$ —
	$3,320,900	$ —	$3,320,900	$ —	$3,320,900	$ —

*	Offset with underlying exchange traded fund held long. See Schedule of Investments for more details.

7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2020 no individuals or entities, for the benefit of their customers, owned more than 25% of the outstanding shares of the Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Fund.

8.  COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

9.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Fund’s financial statements and notes to the financial statements.

EQUABLE SHARES LARGE CAP FUND

Additional Information (Unaudited)
April 30, 2020

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT (beginning with filings after March 31, 2020), which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-888-898-2024.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-844-625-4778. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended October 31, is available (1) without charge, upon request, by calling 1-844-625-4778, or on the SEC’s website at www.sec.gov.

EQUABLE SHARES LARGE CAP FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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INVESTMENT ADVISER
Teramo Advisors, LLC
1016 Collier Center Way, Suite 106
Naples, FL 34110

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20001

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-888-898-2024.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees. .

Item 11. Controls and Procedures.

(a)   The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)   There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)  (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)  Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)      /s/Ryan Roell
Ryan Roell, President

Date    July 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ryan Roell
Ryan Roell, President

Date    July 7, 2020

By (Signature and Title)      /s/Cullen Small
Cullen Small, Principal Financial Officer

Date    July 7, 2020